Average Annual Total Returns - NVIT Multi-Manager Small Cap Growth Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Russell 2000® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees or expenses) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees or expenses) 10 Years
Total	40.89%	18.95%	14.90%	40.51%	18.65%	14.62%	34.63%	16.36%	13.48%